--------------------------------------------------------------------------------
LARGE CAP VALUE
--------------------------------------------------------------------------------

Alliance Growth &
Income Fund

Semi-Annual Report
April 30, 2001

                                            ALLIANCE CAPITAL [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 25, 2001

Dear Shareholder:

This report provides the performance and market activity of Alliance Growth & Income Fund (the "Fund") for the semi-annual reporting period ended April 30, 2001.

Investment Objectives and Policies

This open-ended fund seeks to provide income and capital appreciation. The Fund invests principally in a diversified portfolio of dividend-paying common stocks of good quality, and may also invest in other types of securities, including bonds, convertible bonds, preferred stocks, and fixed-income securities. We manage the Fund with an eye toward maintaining a defensive dividend yield and price-to-earnings (P/E) ratio, a fully invested posture and a high degree of sector and industry diversification.

Investment Results

The following table provides performance data for the Fund and its benchmarks, the Russell 1000 Value Index and the Standard & Poor's (S&P) 500 Stock Index, as well as the Lipper Multi-Cap Value Funds Average for the six- and 12-month periods ended April 30, 2001.

INVESTMENT RESULTS*
Periods Ended April 30, 2001

                                                             -------------------
                                                               Total Returns
                                                             -------------------
                                                             6 Months  12 Months
--------------------------------------------------------------------------------
Alliance Growth
& Income Fund
  Class A                                                       3.67%     13.39%
--------------------------------------------------------------------------------
  Class B                                                       3.13%     12.58%
--------------------------------------------------------------------------------
  Class C                                                       3.38%     12.85%
--------------------------------------------------------------------------------
Russell 1000
Value Index                                                    -0.14%      6.43%
--------------------------------------------------------------------------------
S&P 500
Stock Index                                                   -12.06%    -12.97%
--------------------------------------------------------------------------------
Lipper Multi-Cap
Value Funds
Average                                                         2.31%      9.45%
--------------------------------------------------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

      The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

      The unmanaged Lipper Multi-Cap Value Funds Average reflects the performance of 565 funds for the six-month period and 537 funds for the 12-month period ended April 30, 2001. These funds have generally similar investment objectives to Alliance Growth & Income Fund, although the investment policies of some funds included in the average may vary. An investor cannot invest


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      directly in an index or average, and its results are not indicative of the performance for any specific investment, including Alliance Growth & Income Fund.

      Additional investment results appear on pages 4-7.

The Fund outperformed the Russell 1000 Value Index, the S&P 500 Stock Index and the Lipper Multi-Cap Value Funds Average for both the six- and 12-month periods ended April 30, 2001. Relative performance was driven by the Fund's value orientation and stock selection. The first six months of the fiscal year were characterized by very difficult conditions for stocks. The U.S. economy slowed dramatically as capital spending slammed to a halt. Technology companies saw their businesses dry up, and the technology-dominated NASDAQ Composite Index lost 37% over the period. Growth mutual funds were caught in the downdraft as the Russell 1000 Growth Index declined 27%. "Old economy" stocks however, which had not gone up much during the tech bubble, did not go down either. The Russell 1000 Value Index was essentially unchanged over this time. As the Fund invests primarily in "value" stocks, it benefited from the market's style shift.

Beyond style, the Fund additionally outperformed its benchmarks as a result of its stock selection. The Fund's technology holdings included stocks that actually had a beneficial effect upon portfolio performance, such as Micron Technology, up 30%, and First Data Corp., up 35% over the past six months. The Fund also saw positive stock selection in the financial area. While the New York Stock Exchange (NYSE) Financial Index lost 3% over the six-month period, the Fund's largest financial holdings performed well. Household International appreciated 27% and Bank of America Corp. rose more than 16%.

Economic Commentary

The Federal Reserve (the "Fed") has cut interest rates 250 basis points thus far in 2001. This easing has pumped-up the liquidity aggregates, revitalized the junk bond and commercial paper markets and put a floor under equity prices. However, rising unemployment, falling confidence, the negative wealth effect, the negative savings rate, weak profits, excess capacity, stagnating productivity, unwanted inventories, uncertain energy prices, the gaping trade deficit and weakness outside the United States are some reasons to remain cautious.

One of the highlights of first quarter gross domestic product (GDP) was the sharp correction in inventories. This adjustment has boosted the odds for a V-shaped recovery later this year and into next. This translates into more than 3% growth by the final quarter of this year and a further acceleration to 4% during the second half of 2002. We believe close-to-zero growth during the current quarter should be the low point for this cycle.

Market Outlook

No one knows how this economic drama will play out, but we do know two very important things. First, both monetary and fiscal policy makers are


--------------------------------------------------------------------------------
2 o ALLIANCE GROWTH & INCOME FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

working to stimulate the U.S. economy. Second, since most of the problems we face are cyclical rather than structural, traditional demand management should succeed in solving them. Although a healthy level of skepticism persists among investors and analysts, there is now a solid consensus that the U.S. economy will avoid a recession, and that 2002 will be a better year than 2001. We expect the stock market to perform reasonably well during the upcoming period. While the Fund does not invest in themes, the management team selects the best stock ideas from Alliance Capital's research resources.

Thank you for your continued interest and investment in Alliance Growth & Income Fund. We look forward to reporting to you on market activity and the Fund's investment results in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Paul C. Rissman

Paul C. Rissman
Senior Vice President


/s/ Frank Caruso

Frank Caruso
Vice President

[PHOTO]     John D. Carifa

[PHOTO]     Paul C. Rissman

[PHOTO]     Frank Caruso

Portfolio Managers, Paul C. Rissman and Frank Caruso, have over 32 years combined investment experience.


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH & INCOME FUND
GROWTH OF A $10,000 INVESTMENT
4/30/91 TO 4/30/01

[The following table was depicted as a mountain chart in the printed material.]

Russell 1000 Value Index: $43,006
Alliance Growth & Income Fund Class A: $41,476
S&P 500 Stock Index: $41,313
Lipper Multi-Cap Value Funds Average: $38,087

                   Alliance                                    Lipper Multi-Cap
               Growth & Income                 Russell 1000       Value Funds
                    Fund          S&P 500      Value Index         Average
--------------------------------------------------------------------------------
   4/30/91        $ 9,567         $10,000        $10,000           $10,000
   4/30/92        $10,616         $11,400        $11,535           $11,480
   4/30/93        $11,462         $12,451        $13,475           $12,937
   4/30/94        $11,984         $13,112        $14,461           $14,079
   4/30/95        $13,151         $15,398        $16,278           $15,796
   4/30/96        $17,522         $20,046        $21,146           $20,176
   4/30/97        $21,075         $25,082        $25,917           $23,531
   4/30/98        $29,583         $35,382        $36,849           $32,376
   4/30/99        $35,002         $43,105        $42,040           $34,424
   4/30/00        $36,578         $47,467        $40,410           $35,408
   4/30/01        $41,476         $41,313        $43,006           $38,087


This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth & Income Fund Class A shares (from 4/30/91 to 4/30/01) as compared to the performance of appropriate broad-based indices and the Lipper Multi-Cap Value Funds Average. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States.

The unmanaged Lipper Multi-Cap Value Funds Average reflects performance of 565 funds (based on the number of funds in the average from 4/30/91 to 4/30/01). These funds have generally similar investment objectives to Alliance Growth & Income Fund, although the investment policies of some funds included in the average may vary.

When comparing Alliance Growth & Income Fund to the indices and average shown above, you should note that no charges or expenses are reflected in the performance of the indices. Lipper results include fees and expenses. An investor cannot invest directly in an index or average, and its results are not indicative of any specific investment, including Alliance Growth & Income Fund.


--------------------------------------------------------------------------------
4 o ALLIANCE GROWTH & INCOME FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH & INCOME FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                          [BAR CHART HAS BEEN OMITTED]

            Alliance Growth & Income Fund--Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                            Alliance Growth &           Russell 1000
                               Income Fund               Value Index
--------------------------------------------------------------------------------
      4/30/92                     10.97%                    15.35%
      4/30/93                      7.96%                    16.82%
      4/30/94                      4.55%                     7.32%
      4/30/95                      9.74%                    12.56%
      4/30/96                     33.24%                    29.90%
      4/30/97                     20.28%                    22.56%
      4/30/98                     40.37%                    42.18%
      4/30/99                     18.32%                    14.09%
      4/30/00                      4.50%                    -3.88%
      4/30/01                     13.39%                     6.43%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Total returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes.

The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index or average, and its results are not indicative of the performance for any specific investment, including Alliance Growth & Income Fund.


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2001 (unaudited)

INCEPTION DATES         PORTFOLIO STATISTICS
Class A Shares          Net Assets ($mil): $7,733.5
7/1/32                  Median Market Capitalization ($mil): $41,428
Class B Shares
2/8/91
Class C Shares
5/3/93

SECTOR BREAKDOWN
  24.2% Finance
  13.4% Technology                        [PIE CHART OMITTED]
  10.7% Consumer Staples
   9.2% Energy
   8.9% Utilities
   8.1% Health Care
   8.0% Consumer Services
   4.1% Capital Goods
   3.4% Multi-Industry Companies
   2.4% Basic Industry
   0.5% Consumer Manufacturing
   0.3% Transportation

   6.8% Short-Term

HOLDING TYPE
  93.2% Equity                            [PIE CHART OMITTED]
   6.8% Short-Term Securities

All data as of April 30, 2001. The Fund's sector breakdown and holdings are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCE GROWTH & INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2001

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                     1 Year                13.39%                     8.46%
                    5 Years                18.81%                    17.75%
                   10 Years                15.80%                    15.29%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                     1 Year                12.58%                     8.58%
                    5 Years                17.86%                    17.86%
                   10 Years(a)             15.07%                    15.07%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                     1 Year                12.85%                    11.85%
                    5 Years                17.92%                    17.92%
            Since Inception*               16.58%                    16.58%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER END (MARCH 31, 2001)

                           Class A           Class B         Class C
                            Shares            Shares          Shares
--------------------------------------------------------------------------------
           1 Year             2.86%             2.78%           5.76%
           5 Years           16.58%            16.67%          16.73%
          10 Years           14.39%            14.20%(a)         N/A
   Since Inception*          10.98%            14.24%(a)       15.70%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception Date: 7/1/32, Class A; 2/8/91, Class B; 5/3/93, Class C.

N/A: not applicable

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2001 (unaudited)

                                                                     Percent of
Company                                           Value              Net Assets
--------------------------------------------------------------------------------
Citigroup, Inc.                          $  360,168,939                     4.7%
--------------------------------------------------------------------------------
AT&T Corp.                                  311,979,169                     4.0
--------------------------------------------------------------------------------
Household International, Inc.               301,822,290                     3.9
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                     300,421,972                     3.9
--------------------------------------------------------------------------------
Bank of America Corp.                       291,547,200                     3.8
--------------------------------------------------------------------------------
Tyco International, Ltd.                    268,152,228                     3.5
--------------------------------------------------------------------------------
Pharmacia Corp.                             263,191,812                     3.4
--------------------------------------------------------------------------------
United Technologies Corp.                   240,431,744                     3.1
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                    235,128,647                     3.0
--------------------------------------------------------------------------------
BP Amoco Plc (ADR)                          227,553,498                     2.9
--------------------------------------------------------------------------------
                                         $2,800,397,499                    36.2%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2001 (unaudited)
                                               ---------------------------------
                                                             Shares*
                                               ---------------------------------
Purchases                                         Bought        Holdings 4/30/01
--------------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.                 2,742,700               2,742,700
--------------------------------------------------------------------------------
Bank of America Corp.                          2,021,200               5,206,200
--------------------------------------------------------------------------------
Cisco Systems, Inc.                            6,280,000               6,280,000
--------------------------------------------------------------------------------
Citigroup, Inc.                                6,658,954               7,327,954
--------------------------------------------------------------------------------
Flextronics International, Ltd.                4,470,000               4,470,000
--------------------------------------------------------------------------------
Johnson & Johnson                              1,420,000               1,420,000
--------------------------------------------------------------------------------
Micron Technology, Inc.                        2,970,000               4,558,100
--------------------------------------------------------------------------------
Pharmacia Corp.                                5,036,200               5,036,200
--------------------------------------------------------------------------------
SBC Communications, Inc.                       4,268,000               4,268,000
--------------------------------------------------------------------------------
Walt Disney Co.                                4,390,400               4,694,500
--------------------------------------------------------------------------------

Sales                                               Sold       Holdings 4/30/01
--------------------------------------------------------------------------------
AFLAC, Inc.                                      970,000                     -0-
--------------------------------------------------------------------------------
Altera Corp.                                   2,079,900                     -0-
--------------------------------------------------------------------------------
First Data Corp.                               1,482,000              1,778,000
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                              1,750,000                     -0-
--------------------------------------------------------------------------------
Masco Corp.                                    3,516,500                     -0-
--------------------------------------------------------------------------------
Nabisco Group Holdings Corp.                   1,933,900                     -0-
--------------------------------------------------------------------------------
Schering-Plough Corp.                          1,800,000                     -0-
--------------------------------------------------------------------------------
Tenet Healthcare Corp.                         1,847,000              2,952,600
--------------------------------------------------------------------------------
The Pepsi Bottling Group, Inc.                 1,907,500              2,892,500
--------------------------------------------------------------------------------
USX-Marathon Group                             3,370,000                     -0-
--------------------------------------------------------------------------------

* Adjusted for a spin-off and a stock split.


--------------------------------------------------------------------------------
8 o ALLIANCE GROWTH & INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2001 (unaudited)

Company                                                Shares             Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-94.2%

Finance-24.4%
Banking - Money Center-3.9%
J.P. Morgan Chase & Co. ..................          6,261,400    $  300,421,972
                                                                 --------------

Banking - Regional-8.1%
Bank of America Corp. ....................          5,206,200       291,547,200
Bank One Corp. ...........................          4,830,000       182,429,100
KeyCorp ..................................          3,485,000        80,782,300
National City Corp. ......................          2,623,700        71,390,877
                                                                 --------------
                                                                    626,149,477
                                                                 --------------
Insurance-1.0%
American International Group, Inc. .......            950,000        77,710,000
                                                                 --------------

Mortgage Banking-0.8%
MGIC Investment Corp. ....................            455,000        29,570,450
PMI Group, Inc. ..........................            528,820        34,003,126
                                                                 --------------
                                                                     63,573,576
                                                                 --------------
Real Estate-0.9%
AvalonBay Communities, Inc. ..............            299,957        13,618,048
Crescent Real Estate Equities, Inc. ......            168,700         4,013,373
Equity Office Properties Trust ...........            907,700        25,914,835
MeriStar Hospitality Corp. ...............            600,000        12,060,000
ProLogis Trust ...........................            400,000         8,240,000
Public Storage, Inc. .....................            205,600         5,598,488
                                                                 --------------
                                                                     69,444,744
                                                                 --------------
Miscellaneous-9.7%
Citigroup, Inc. ..........................          7,327,954       360,168,939
Household International, Inc. ............          4,714,500       301,822,290
MBNA Corp. ...............................            765,000        27,272,250
The CIT Group, Inc. Cl.A .................          1,774,890        65,138,463
                                                                 --------------
                                                                    754,401,942
                                                                 --------------
                                                                  1,891,701,711
                                                                 --------------
Technology-13.6%
Communications Equipment-3.8%
Cisco Systems, Inc.(a) ...................          6,280,000       106,634,400
Corning, Inc. ............................          3,600,000        79,092,000
Nokia Corp.(ADR)(Finland) ................          3,100,000       105,989,000
                                                                 --------------
                                                                    291,715,400
                                                                 --------------
Computer Hardware/Storage-0.3%
Compaq Computer Corp. ....................          1,365,600        23,898,000
                                                                 --------------

Computer Services-3.2%
Computer Sciences Corp.(a) ...............            488,000        17,387,440
Electronic Data Systems Corp. ............          1,700,300       109,669,350
First Data Corp. .........................          1,778,000       119,908,320
                                                                 --------------
                                                                    246,965,110
                                                                 --------------


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                Shares             Value
--------------------------------------------------------------------------------

Contract Manufacturing-3.5%
Flextronics International, Ltd. (Singapore)(a)      4,470,000    $  120,198,300
Sanmina Corp.(a) .........................          4,073,900       118,754,185
Solectron Corp.(a) .......................          1,138,100        28,964,645
                                                                 --------------
                                                                    267,917,130
                                                                 --------------
Semi-Conductor Components-2.8%
Fairchild Semiconductor Int'l. Cl.A(a) ...            662,100        11,984,010
Micron Technology, Inc.(a) ...............          4,558,100       206,846,578
                                                                 --------------
                                                                    218,830,588
                                                                 --------------
                                                                  1,049,326,228
                                                                 --------------
Consumer Staples-10.8%
Beverages-2.9%
Anheuser-Busch Companies, Inc. ...........          2,742,700       109,680,573
The Pepsi Bottling Group, Inc. ...........          2,892,500       115,757,850
                                                                 --------------
                                                                    225,438,423
                                                                 --------------
Cosmetics-1.9%
Avon Products, Inc. ......................          3,400,000       143,888,000
                                                                 --------------

Household Products-0.8%
Colgate-Palmolive Co. ....................          1,150,000        64,227,500
                                                                 --------------

Retail - Food & Drug-2.1%
Kroger Co.(a) ............................          7,223,000       163,167,570
Regency Centers Corp. ....................             19,200           479,040
                                                                 --------------
                                                                    163,646,610
                                                                 --------------
Tobacco-3.1%
Philip Morris Cos., Inc. .................          4,692,250       235,128,647
                                                                 --------------
                                                                    832,329,180
                                                                 --------------
Energy-9.3%
Domestic Integrated-0.3%
Murphy Oil Corp. .........................            306,500        25,133,000
                                                                 --------------

Domestic Producers-2.0%
Apache Corp. .............................            715,300        45,750,588
Kerr-McGee Corp. .........................            999,000        71,578,350
Occidental Petroleum Corp. ...............          1,117,100        33,647,052
                                                                 --------------
                                                                    150,975,990
                                                                 --------------
International-2.9%
BP Amoco Plc (ADR)(United Kingdom) .......          4,207,720       227,553,498
                                                                 --------------

Oil Service-1.5%
Noble Drilling Corp.(a) ..................          1,184,400        57,443,400
Transocean Sedco Forex, Inc. .............          1,059,700        57,520,516
                                                                 --------------
                                                                    114,963,916
                                                                 --------------
Miscellaneous-2.6%
Dynegy, Inc. .............................          3,482,400       201,456,840
                                                                 --------------
                                                                    720,083,244
                                                                 --------------


--------------------------------------------------------------------------------
10 o ALLIANCE GROWTH & INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                Shares             Value
--------------------------------------------------------------------------------

Utilities-9.0%
Electric & Gas Utility-2.4%
AES Corp.(a) .............................            632,600    $   30,156,042
CMS Energy Corp. .........................            620,000        19,406,000
Duke Power Energy Corp. ..................          1,260,000        58,917,600
FirstEnergy Corp. ........................          1,105,400        33,493,620
FPL Group, Inc. ..........................            338,000        20,246,200
Pinnacle West Capital Corp. ..............            415,000        20,828,850
                                                                 --------------
                                                                    183,048,312
                                                                 --------------
Telephone Utility-6.6%
AT&T Corp. ...............................         10,555,618       235,179,169
BellSouth Corp. ..........................          1,560,000        65,457,600
SBC Communications, Inc. .................          4,268,000       176,055,000
WorldCom, Inc. ...........................          1,940,925        35,421,881
                                                                 --------------
                                                                    512,113,650
                                                                 --------------
                                                                    695,161,962
                                                                 --------------
Health Care-8.2%
Drugs-3.4%
Pharmacia Corp. ..........................          5,036,200       263,191,812
                                                                 --------------

Medical Products-2.7%
Abbott Laboratories ......................          1,485,000        68,874,300
Johnson & Johnson ........................          1,420,000       137,001,600
                                                                 --------------
                                                                    205,875,900
                                                                 --------------
Medical Services-2.1%
IMS Health, Inc. .........................          1,260,000        34,587,000
Tenet Healthcare Corp. ...................          2,952,600       131,804,064
                                                                 --------------
                                                                    166,391,064
                                                                 --------------
                                                                    635,458,776
                                                                 --------------
Consumer Services-8.1%
Airlines-2.0%
AMR Corp. ................................          2,100,000        80,031,000
Continental Airlines, Inc. Cl.B(a) .......          1,435,000        73,759,000
                                                                 --------------
                                                                    153,790,000
                                                                 --------------
Broadcasting & Cable-2.9%
AT&T Corp.-Liberty Media Corp. Cl.A(a) ...          4,800,000        76,800,000
Comcast Corp. Cl.A(a) ....................          3,300,000       144,903,000
                                                                 --------------
                                                                    221,703,000
                                                                 --------------
Entertainment & Leisure-2.4%
Royal Caribbean Cruises, Ltd. 7.25%
   preferred stock Series A ..............          2,303,500        46,945,330
Walt Disney Co. ..........................          4,694,500       142,008,625
                                                                 --------------
                                                                    188,953,955
                                                                 --------------
Gaming-0.3%
Park Place Entertainment Corp.(a) ........          2,128,000        23,663,360
                                                                 --------------


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)             Value
--------------------------------------------------------------------------------

Retail - General Merchandise-0.5%
The Limited, Inc. ........................          2,323,200    $   39,308,544
                                                                 --------------
                                                                    627,418,859
                                                                 --------------
Capital Goods-4.1%
Miscellaneous-4.1%
General Electric Co. .....................          1,645,000        79,831,850
United Technologies Corp. ................          3,079,300       240,431,744
                                                                 --------------
                                                                    320,263,594
                                                                 --------------
Multi-Industry Companies-3.5%
Tyco International, Ltd. .................          5,024,400       268,152,228
                                                                 --------------

Basic Industry-2.4%
Chemicals-2.0%
Dow Chemical Co. .........................          1,013,300        33,894,885
Eastman Chemical Co. .....................            520,000        27,684,800
Lyondell Chemical Co. ....................          4,540,000        71,323,400
Solutia, Inc. ............................          1,780,000        22,606,000
                                                                 --------------
                                                                    155,509,085
                                                                 --------------
Mining & Metals-0.4%
Alcoa, Inc. ..............................            800,000        33,120,000
                                                                 --------------
                                                                    188,629,085
                                                                 --------------
Consumer Manufacturing-0.5%
Auto & Related-0.3%
Delphi Automotive Systems Corp. ..........          1,669,000        24,868,100
                                                                 --------------

Building & Related-0.2%
American Standard Companies, Inc.(a) .....            158,900         9,573,725
U.S. Industries, Inc. ....................            700,000         3,577,000
                                                                 --------------
                                                                     13,150,725
                                                                 --------------
                                                                     38,018,825
                                                                 --------------
Transportation-0.3%
Railroad-0.3%
Union Pacific Capital Trust
   6.25%, 4/01/28,
   Convertible preferred stock(b) ........            444,000        21,367,500
                                                                 --------------
Total Common & Preferred Stocks
   (cost $6,344,522,905) .................                        7,287,911,192
                                                                 --------------
SHORT-TERM INVESTMENT-6.9%

Time Deposit-6.9%
State Street Euro Dollar
   4.00%, 5/01/01
   (amortized cost $528,972,000) .........           $528,972       528,972,000
                                                                 --------------


--------------------------------------------------------------------------------
12 o ALLIANCE GROWTH & INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                                          Value
--------------------------------------------------------------------------------

Total Investments-101.1%
   (cost $6,873,494,905) .................                       $7,816,883,192
Other assets less liabilities-(1.1%) .....                          (83,388,063)
                                                                 --------------

Net Assets-100%...........................                       $7,733,495,129
                                                                 ==============

(a)   Non-income producing security.

(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, this security amounted to $21,367,500 or 0.3% of net assets.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 13

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2001 (unaudited)

Assets
Investments in securities, at value (cost $6,873,494,905) ..    $ 7,816,883,192
Cash .......................................................                379
Collateral held for securities loaned ......................         89,696,700
Receivable for capital stock sold ..........................         27,542,690
Receivable for investment securities sold ..................         18,657,789
Dividends and interest receivable ..........................          4,195,991
                                                                ---------------
Total assets ...............................................      7,956,976,741
                                                                ---------------
Liabilities
Payable for investment securities purchased ................        124,798,566
Payable for collateral received on securities loaned .......         89,696,700
Payable for capital stock redeemed .........................          3,764,836
Advisory fee payable .......................................          3,651,242
Distribution fee payable ...................................          1,113,654
Accrued expenses and other liabilities .....................            456,614
                                                                ---------------
Total liabilities ..........................................        223,481,612
                                                                ---------------
Net Assets .................................................    $ 7,733,495,129
                                                                ===============
Composition of Net Assets
Capital stock, at par ......................................    $    19,785,810
Additional paid-in capital .................................      6,798,475,945
Distribution in excess of net investment income ............        (12,029,857)
Accumulated net realized loss on investment
   transactions ............................................        (16,125,056)
Net unrealized appreciation of investments .................        943,388,287
                                                                ---------------
                                                                $ 7,733,495,129
                                                                ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($2,791,684,140 / 708,226,720 shares of capital stock
   issued and outstanding) .................................              $3.94
Sales charge--4.25% of public offering price ...............                .17
                                                                          -----
Maximum offering price .....................................              $4.11
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($3,296,646,453 / 849,283,595 shares of capital stock
   issued and outstanding) .................................              $3.88
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($1,152,069,263 / 296,310,675 shares of capital stock
   issued and outstanding) .................................              $3.89
                                                                          =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($493,095,273 / 124,760,023 shares of capital stock
   issued and outstanding) .................................              $3.95
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE GROWTH & INCOME FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2001 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $641,937) ..................     $  45,339,955
Interest ..................................        11,188,084     $  56,528,039
                                                -------------
Expenses
Advisory fee ..............................        18,848,115
Distribution fee - Class A ................         3,118,780
Distribution fee - Class B ................        13,915,367
Distribution fee - Class C ................         4,708,006
Transfer agency ...........................         4,545,868
Printing ..................................           582,388
Registration ..............................           371,600
Custodian .................................           236,124
Audit and legal ...........................            78,737
Administrative ............................            78,000
Directors' fees ...........................            14,500
Miscellaneous .............................            60,410
                                                -------------
Total expenses ............................                          46,557,895
                                                                  -------------
Net investment income .....................                           9,970,144
                                                                  -------------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized loss on investment
   transactions ...........................                          (2,718,002)
Net change in unrealized
   appreciation/depreciation of
   investments and other assets ...........                         256,291,430
                                                                  -------------
Net gain on investments ...................                         253,573,428
                                                                  -------------
Net Increase in Net Assets
   from Operations ........................                       $ 263,543,572
                                                                  =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 15

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                             Six Months Ended     Year Ended
                                              April 30, 2001      October 31,
                                                (unaudited)          2000
                                             ---------------    ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................   $     9,970,144    $    23,209,148
Net realized gain (loss) on investment
   transactions ..........................        (2,718,002)       352,235,620
Net change in unrealized
   appreciation/depreciation of
   investments and other assets ..........       256,291,430        332,086,072
                                             ---------------    ---------------
Net increase in net assets from operations       263,543,572        707,530,840
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ...............................       (12,149,805)       (18,495,434)
   Class B ...............................        (5,871,633)        (9,079,593)
   Class C ...............................        (1,976,381)        (2,716,235)
   Advisor Class .........................        (2,002,182)        (1,072,598)
Net realized gain on investments
   Class A ...............................      (129,558,248)       (71,182,289)
   Class B ...............................      (157,224,263)       (89,586,700)
   Class C ...............................       (51,324,522)       (25,544,119)
   Advisor Class .........................       (12,621,404)        (1,994,261)
Capital Stock Transactions
Net increase .............................     2,135,721,595      1,315,255,591
                                             ---------------    ---------------
Total increase ...........................     2,026,536,729      1,803,115,202
Net Assets
Beginning of period ......................     5,706,958,400      3,903,843,198
                                             ---------------    ---------------
End of period ............................   $ 7,733,495,129    $ 5,706,958,400
                                             ===============    ===============

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 17

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of .625~% of the first $5 billion of the average daily net assets of the Fund, .60% of the excess over $5 billion up to $7.5 billion, .575% of the excess over $7.5 billion up to $10 billion and .55% of the excess over $10 billion. Prior to December 7, 2000, the advisory fee was calculated at an annual rate of .625% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $78,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2001.

The Fund compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $3,177,352 for the six months ended April 30, 2001.


--------------------------------------------------------------------------------
18 o ALLIANCE GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

For the six months ended April 30, 2001, the Fund's expenses were reduced by $113,528 under an expense offset arrangement with Alliance Global Investor Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $607,672 from the sale of Class A shares and $41,160, $2,248,459 and $121,706 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2001.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2001 amounted to $7,064,238, of which $635,960 was paid directly to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $7,153,401 and $85,499,988 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $3,459,021,518 and $1,766,877,048, respectively, for the six months ended April 30, 2001. There were no purchases or sales of U.S. government and government agency obligations for the six months ended April 30, 2001.

At April 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $1,197,796,089 and gross unrealized depreciation of investments was $254,407,802 resulting in net unrealized appreciation of $943,388,287.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 19

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

1. Option Transactions

For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

For the six months ended April 30, 2001, the Fund did not engage in any option transactions.

NOTE E

Security Lending

The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Fund. UBS/Paine Webber will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of April 30, 2001, the Fund had loaned securities with a value of $86,860,539 and received cash collateral of $89,696,700. For the six months ended April 30, 2001, the Fund received fee income of $124,652 which is included in interest income in the accompanying Statement of Operations.


--------------------------------------------------------------------------------
20 o ALLIANCE GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                   -----------------------------------   -----------------------------------
                                  Shares                                Amount
                   -----------------------------------   -----------------------------------
                   Six Months Ended         Year Ended   Six Months Ended         Year Ended
                     April 30, 2001        October 31,     April 30, 2001        October 31,
                        (unaudited)               2000        (unaudited)               2000
                   -------------------------------------------------------------------------
Class A
Shares sold             488,464,400        487,064,653    $ 1,863,179,722    $ 1,829,910,853
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          34,681,307         22,255,971        126,001,374         77,405,766
--------------------------------------------------------------------------------------------
Shares converted
  from Class B            3,161,115          9,239,245         12,131,331         34,148,405
--------------------------------------------------------------------------------------------
Shares redeemed        (340,490,871)      (402,520,081)    (1,297,043,128)    (1,502,358,489)
--------------------------------------------------------------------------------------------
Net increase            185,815,951        116,039,788    $   704,269,299    $   439,106,535
============================================================================================

Class B
Shares sold             223,358,650        252,761,952    $   839,175,934    $   931,187,311
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          41,727,615         26,889,604        149,433,542         91,466,838
--------------------------------------------------------------------------------------------
Shares converted
  to Class A             (3,208,481)        (9,358,491)       (12,131,331)       (34,148,405)
--------------------------------------------------------------------------------------------
Shares redeemed         (51,684,952)      (135,116,461)      (192,777,028)      (485,327,296)
--------------------------------------------------------------------------------------------
Net increase            210,192,832        135,176,604    $   783,701,117    $   503,178,448
============================================================================================

Class C
Shares sold             114,870,313        124,294,263    $   432,740,818    $   458,133,872
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          13,789,979          7,742,587         49,522,722         26,425,253
--------------------------------------------------------------------------------------------
Shares redeemed         (37,593,868)       (68,407,621)      (140,908,660)      (245,520,287)
--------------------------------------------------------------------------------------------
Net increase             91,066,424         63,629,229    $   341,354,880    $   239,038,838
============================================================================================


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                   -----------------------------------   -----------------------------------
                                  Shares                                Amount
                   -----------------------------------   -----------------------------------
                   Six Months Ended         Year Ended   Six Months Ended         Year Ended
                     April 30, 2001        October 31,     April 30, 2001        October 31,
                        (unaudited)               2000        (unaudited)               2000
                   -------------------------------------------------------------------------
Advisor Class
Shares sold              92,094,692         40,665,871    $   355,415,690    $   155,973,468
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           3,602,565            771,894         13,136,528          2,734,123
--------------------------------------------------------------------------------------------
Shares redeemed         (16,426,766)        (6,667,310)       (62,155,919)       (24,775,821)
--------------------------------------------------------------------------------------------
Net increase             79,270,491         34,770,455    $   306,396,299    $   133,931,770
============================================================================================

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2001.


--------------------------------------------------------------------------------
22 o ALLIANCE GROWTH & INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ----------------------------------------------------------------------------------------------
                                                                            Class A
                                ----------------------------------------------------------------------------------------------
                                        Six
                                     Months
                                      Ended
                                  April 30,                                    Year Ended October 31,
                                       2001        ---------------------------------------------------------------------------
                                (unaudited)              2000             1999           1998            1997            1996
                                ----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........        $4.07             $3.70            $3.44          $3.48           $3.00           $2.71
                                ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income ........          .01(a)            .04(a)           .03(a)         .03(a)          .04(a)          .05
Net realized and unrealized
  gain on investment
  transactions ...............          .12               .54              .62            .43             .87             .50
                                ----------------------------------------------------------------------------------------------
Net increase in net asset
  value from operations ......          .13               .58              .65            .46             .91             .55
                                ----------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..........         (.02)             (.04)            (.03)          (.04)           (.05)           (.05)
Distributions in excess of net
  investment income ..........           -0-               -0-            (.01)            -0-             -0-             -0-
Distributions from net
  realized gains .............         (.24)             (.17)            (.35)          (.46)           (.38)           (.21)
                                ----------------------------------------------------------------------------------------------
Total dividends and
  distributions ..............         (.26)             (.21)            (.39)          (.50)           (.43)           (.26)
                                ----------------------------------------------------------------------------------------------
Net asset value, end of period        $3.94             $4.07            $3.70          $3.44           $3.48           $3.00
                                ==============================================================================================
Total Return
Total investment return based
  on net asset value(b)  .....         3.67%            16.76%           20.48%         14.70%          33.28%          21.51%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............   $2,791,684        $2,128,381       $1,503,874       $988,965        $787,566        $553,151
Ratio of expenses to average
  net assets .................         1.03%(c)           .91%             .93%           .93%(d)         .92%(d)         .97%
Ratio of net investment
  income to average
  net assets .................          .74%(c)           .96%             .87%           .96%           1.39%           1.73%
Portfolio turnover rate ......           29%               53%              48%            89%             88%             88%

See footnote summary on page 27.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ----------------------------------------------------------------------------------------------
                                                                            Class B
                                ----------------------------------------------------------------------------------------------
                                        Six
                                     Months
                                      Ended
                                  April 30,                                    Year Ended October 31,
                                       2001        ---------------------------------------------------------------------------
                                (unaudited)              2000             1999           1998            1997            1996
                                ----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........        $4.02             $3.66            $3.41          $3.45           $2.99           $2.69
                                ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income ........           -0-(a)           .01(a)            -0-(a)        .01(a)          .02(a)          .03
Net realized and unrealized
  gain on investment
  transactions ...............          .11               .54              .62            .43             .85             .51
                                ----------------------------------------------------------------------------------------------
Net increase in net asset
  value from operations ......          .11               .55              .62            .44             .87             .54
                                ----------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..........         (.01)             (.02)              -0-          (.02)           (.03)           (.03)
Distributions in excess of net
  investment income ..........           -0-               -0-            (.02)            -0-             -0-             -0-
Distributions from net
  realized gains .............         (.24)             (.17)            (.35)          (.46)           (.38)           (.21)
                                ----------------------------------------------------------------------------------------------
Total dividends and
  distributions ..............         (.25)             (.19)            (.37)          (.48)           (.41)           (.24)
                                ----------------------------------------------------------------------------------------------
Net asset value, end of period        $3.88             $4.02            $3.66          $3.41           $3.45           $2.99
                                ==============================================================================================
Total Return
Total investment return based
  on net asset value(b)  .....         3.13%            15.93%           19.56%         14.07%          31.83%          21.20%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............   $3,296,646        $2,567,250       $1,842,045       $787,730        $456,399        $235,263
Ratio of expenses to average
  net assets .................         1.79%(c)          1.67%            1.70%          1.72%(d)        1.72%(d)        1.78%
Ratio of net investment
  income (loss) to average
  net assets .................         (.01)%(c)          .20%             .09%           .17%            .56%            .91%
Portfolio turnover rate ......           29%               53%              48%            89%             88%             88%

See footnote summary on page 27.


--------------------------------------------------------------------------------
24 o ALLIANCE GROWTH & INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                -----------------------------------------------------------------------------------------
                                                                         Class C
                                -----------------------------------------------------------------------------------------
                                        Six
                                     Months
                                      Ended
                                  April 30,                                Year Ended October 31,
                                       2001        ----------------------------------------------------------------------
                                (unaudited)            2000           1999           1998            1997           1996
                                -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........        $4.02           $3.66          $3.41          $3.45           $2.99          $2.70
                                -----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income ........           -0-(a)         .01(a)          -0-(a)        .01(a)          .02(a)         .03
Net realized and unrealized
  gain on investment
  transactions ...............          .12             .54            .62            .43             .85            .50
                                -----------------------------------------------------------------------------------------
Net increase in net asset
  value from operations ......          .12             .55            .62            .44             .87            .53
                                -----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..........         (.01)           (.02)            -0-          (.02)           (.03)          (.03)
Distributions in excess of net
  investment income ..........           -0-             -0-          (.02)            -0-             -0-            -0-
Distributions from net
  realized gains .............         (.24)           (.17)          (.35)          (.46)           (.38)          (.21)
                                -----------------------------------------------------------------------------------------
Total dividends and
  distributions ..............         (.25)           (.19)          (.37)          (.48)           (.41)          (.24)
                                -----------------------------------------------------------------------------------------
Net asset value, end of period        $3.89           $4.02          $3.66          $3.41           $3.45          $2.99
                                =========================================================================================
Total Return
Total investment return based
  on net asset value(b)  .....         3.38%          15.91%         19.56%         14.07%          31.83%         20.72%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............   $1,152,069        $825,572       $518,185       $179,487        $106,526        $61,356
Ratio of expenses to average
  net assets .................         1.78%(c)        1.66%          1.69%          1.72%(d)        1.71%(d)       1.76%
Ratio of net investment
  income (loss) to average
  net assets .................         (.01)%(c)        .21%           .11%           .18%            .58%           .93%
Portfolio turnover rate ......           29%             53%            48%            89%             88%            88%

See footnote summary on page 27.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                             -----------------------------------------------------------------------------------
                                                                 Advisor Class
                             -----------------------------------------------------------------------------------
                                     Six
                                  Months
                                   Ended                                                             October 2,
                               April 30,                        Year Ended October 31,               1996(e) to
                                    2001        --------------------------------------------------  October 31,
                             (unaudited)            2000          1999          1998          1997         1996
                              ----------------------------------------------------------------------------------
Net asset value,
  beginning of period ........     $4.08           $3.71         $3.44         $3.48         $3.00        $2.97
                              ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income ........       .02(a)          .05(a)        .04(a)        .04(a)        .05(a)        -0-
Net realized and unrealized
  gain on investment
  transactions ...............       .11             .54           .63           .43           .87          .03
                              ----------------------------------------------------------------------------------
Net increase in net asset
  value from operations ......       .13             .59           .67           .47           .92          .03
                              ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..........      (.02)           (.05)         (.04)         (.05)         (.06)         -0-
Distributions in excess of net
  investment income ..........        -0-             -0-          (.01)          -0-           -0-         -0-
Distributions from net
  realized gains .............      (.24)           (.17)         (.35)         (.46)         (.38)         -0-
                              ----------------------------------------------------------------------------------
Total dividends and
  distributions ..............      (.26)           (.22)         (.40)         (.51)         (.44)         -0-
                              ----------------------------------------------------------------------------------
Net asset value, end of period     $3.95           $4.08         $3.71         $3.44         $3.48        $3.00
                              ==================================================================================
Total Return
Total investment return based
  on net asset value(b)  .....      3.77%          16.98%        21.03%        14.96%        33.61%        1.01%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............  $493,095        $185,754       $39,739       $22,786        $3,207          $87
Ratio of expenses to average
  net assets .................       .79%(c)         .65%          .68%          .76%(d)       .71%(d)      .37%(c)
Ratio of net investment income
  to average net assets ......       .98%(c)        1.21%         1.12%         1.14%         1.42%        3.40%(c)
Portfolio turnover rate ......        29%             53%           48%           89%           88%          88%

See footnote summary on page 27.


--------------------------------------------------------------------------------
26 o ALLIANCE GROWTH & INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below, the net expense ratios were as follows:

                                         Year Ended October 31,
                                         ----------------------
                                              1998    1997
                                         ----------------------
      Class A............                      .92%    .91%
      Class B............                     1.71%   1.71%
      Class C............                     1.71%   1.70%
      Advisor Class......                      .75%    .70%

(e)   Commencement of distribution.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 27

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A distinct part of the economy, for example, the technology sector.

Securities Exchange Commission (SEC)

The federal agency that regulates the United States' securities markets and mutual funds.


--------------------------------------------------------------------------------
28 o ALLIANCE GROWTH & INCOME FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $433 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 56 of the FORTUNE 100 companies and public retirement funds in 36 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 620 investment professionals in 35 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/01.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 29

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements

      Sign up to view your quarterly account statement on-line, rather than wait to receive paper copies in the mail--it's easy, convenient and saves you time and storage space.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, including daily pricing, make additional investments, exchange between Alliance funds and view fund performance.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
30 o ALLIANCE GROWTH & INCOME FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Frank Caruso, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 31

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
32 o ALLIANCE GROWTH & INCOME FUND

Alliance Growth and Income Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

GTHSR401